PROPERTY, PLANT AND EQUIPMENT AND GOODWILL	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT AND GOODWILL	PROPERTY, PLANT AND EQUIPMENT AND GOODWILLWith respect to its steelmaking operations in Kryvyi Rih, Ukraine, with a carrying amount of property, plant and equipment of 2.1 billion, after the decision of idling made on March 3, 2022, the Company slowly restarted operations and is currently operating one of three blast furnaces. Blast furnace No.6 (approximately 20% of Kryvyi Rih capacity) restarted on April 11, 2022 (to resume low levels of pig iron production). Iron ore production has been steadily increased to 80% in the second quarter of 2022 (up from 50-60% capacity in the first quarter of 2022). Given the weaker demand environment and ongoing logistic issues, iron ore production is expected to be reduced to approximately 30% in the third quarter of 2022. The Company revised its cash flow projections for the second half of 2022 and applied separate discount rates over the discrete projections period, including a higher country risk premium for the remainder of 2022 and 2023 cash flow projections and a return to a pre-war country risk premium as from 2024 and for the terminal value calculation as value in use is sensitive to a difference in country risk for different periods. It concluded that the recoverable amount remains in excess of the carrying amount. Conversely, if the ongoing conflict between Russia and Ukraine persists, it could continue to have a material effect on the overall macroeconomic environment potentially affecting steel and iron ore demand and prices as well as energy costs. It could also result in further reduced production, sales and income with respect to the Company's Ukrainian operations thus increasing the risk that the Company may need to record an impairment charge with respect to such operations in the future.As of June 30, 2022, in the context of rising energy costs and surging inflation, the Company assessed the existence of any impairment indicator with respect to property, plant and equipment and goodwill relating to other cash-generating units and concluded that there are none.